Other assets - Text Details (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets [Member]
Other assets - Text Details (Detail) [Line Items]
Accrued income	€ 288	€ 276
Current prepaid expenses	188	193
Non-current assets [member]
Other assets - Text Details (Detail) [Line Items]
Non-current prepaid expenses	€ 47	€ 47